Income Taxes - Reclassifications of certain capital accounts (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Paid-in capital in excess of par value	$ (334)	$ (140)	$ (1,487)
Net distributable earnings (accumulated losses)	$ 334	$ 140	$ 1,487